Intangible Assets and Goodwill - Summary of Detailed Information About Intangible Assets (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Beginning balance	€ 60,800	€ 37,310
Additions	33,285	30,065
Disposals	0	0
Business Combination (Note 6)	16,244	3,963
Transfers	0	0
Amortization for the year	(16,194)	(10,494)
Translation differences	(87)	(44)
Ending balance	94,049	60,800
Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	78,776	44,792
Ending balance	128,218	78,776
Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(17,976)	(7,482)
Ending balance	(34,170)	(17,976)
Software
Disclosure of detailed information about intangible assets [line items]
Beginning balance	6,377	4,843
Additions	3,413	2,409
Disposals	0	0
Business Combination (Note 6)	0	350
Transfers	0	0
Amortization for the year	(1,538)	(1,223)
Translation differences	(1)	(2)
Ending balance	8,251	6,377
Software | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	8,777	6,020
Ending balance	12,189	8,777
Software | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(2,400)	(1,177)
Ending balance	(3,938)	(2,400)
Trademarks, industrial property and customer relationships
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,042	831
Additions	68	4
Disposals	0	0
Business Combination (Note 6)	16,144	3,613
Transfers	0	0
Amortization for the year	(807)	(363)
Translation differences	(57)	(43)
Ending balance	19,390	4,042
Trademarks, industrial property and customer relationships | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	4,578	1,004
Ending balance	20,733	4,578
Trademarks, industrial property and customer relationships | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(536)	(173)
Ending balance	(1,343)	(536)
Development costs
Disclosure of detailed information about intangible assets [line items]
Beginning balance	49,537	31,514
Additions	28,478	26,807
Disposals	0	0
Business Combination (Note 6)	100	0
Transfers	2,171	123
Amortization for the year	(13,848)	(8,908)
Translation differences	(29)	1
Ending balance	66,408	49,537
Development costs | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	64,577	37,646
Ending balance	95,297	64,577
Development costs | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(15,040)	(6,132)
Ending balance	(28,888)	(15,040)
Other
Disclosure of detailed information about intangible assets [line items]
Beginning balance	844	122
Additions	1,327	845
Disposals	0	0
Business Combination (Note 6)	0	0
Transfers	(2,171)	(123)
Amortization for the year	0	0
Translation differences	0	0
Ending balance	0	844
Other | Gross carrying amount
Disclosure of detailed information about intangible assets [line items]
Beginning balance	844	122
Ending balance	0	844
Other | Accumulated depreciation and amortisation
Disclosure of detailed information about intangible assets [line items]
Beginning balance	(0)	(0)
Ending balance	€ (0)	€ (0)